UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
----
FORM N-CSR S
----
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06062
THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)
----
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201)
915-3054
DATE OF FISCAL YEAR END:  December 31, 2005
DATE OF REPORTING PERIOD:  June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the
Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR
270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. ss. 3507.
Item 1.  Reports to Stockholders.
GENERAL INFORMATION
The Fund
The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies. The Fund's investments in Thailand are made through a wholly-owned
Investment Plan established under an agreement between SCB Asset Management Co., Ltd. (the
"Manager") and the Fund. The Fund's investments through the Investment Plan are managed by the
Manager. Daiwa SB Investments (H.K.) Ltd. provides the Manager with advice regarding investments by the Investment Plan and manages the Fund's assets held outside the Investment Plan.
Shareholder Information
The Fund's shares are listed on the American Stock Exchange ("AMEX"). The Fund understands that its shares may trade periodically on certain exchanges other than the AMEX, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.
The Fund's AMEX trading symbol is "TF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each
Sunday in The New York Times and each Saturday in Barron's, and also in many other newspapers. The
Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201)
915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and
(3) as an exhibit to the Fund's annual
report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the
"Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and available on the Commission's website. The Fund has filed its second report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2005.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the
Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in
Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Inquiries
All general inquiries and requests for information should be directed to the Fund at (201) 915-
3054. All written inquiries should be directed to the Fund at the following address:
The Thai Capital Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ  07302-3051
For specific information about your share account, please contact American Stock Transfer and
Trust Company (the "Plan Agent") at the address shown below. Dividend Reinvestment Plan
A Dividend Reinvestment Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent at the following address:
The Thai Capital Fund, Inc.
c/o American Stock Transfer and Trust Company
59 Maiden Lane
New York, NY  10038
Telephone: (866) 669-9905; (718) 921-8124
www.amstock.com
July 27, 2005
Dear Shareholders:
The management of the Thai Capital Fund, Inc. (the "Fund") would like to take this opportunity to inform its shareholders about the Thai economy, the activities of the Stock Exchange of Thailand
("SET") and the Fund's performance for the six months ended
June 30, 2005.
Thai Economic Review and Outlook
The Thai economy in the first half of 2005 has remained weak in spite of momentum of 6.1%
Gross Domestic Product ("GDP") growth from last year. Export growth has been decelerating.
Declining oil prices could be a short term positive factor, although expectations for oil consumption still remains high, especially in China. Thus, an uptrend in the long term price of oil may still fit the general economists' model. High capacity utilization suggests that investment will pick up, but the private sector may be cautious about over-expansion in view of high oil prices, higher inflation, rising interest rates and the weakening of consumer confidence. Our views are lowering GDP growth from 5.0% to 4.4% for 2005 and 4.85% for 2006, while the Bank of Thailand ("BoT") just revised the GDP range downward for 2005 from between 4.5% to 5.5% to between 3.5% to 4.5%. In the first quarter of 2005, GDP growth of 3.3% was lower than the market expectation range of 3.5% to 3.8%. Mainly, the negative impact was due to the high price of oil, increasing from $40 per barrel in November to $50 in March. As a result of the higher import value of oil the trade gap is narrower. Moreover, the impact of the tsunami on the tourist industry caused income from the service segment to decrease dramatically. The drought that occurred in early of January caused agricultural production to slightly decrease while commodity prices increased significantly due to excess demand.
The Thai economy should remain sluggish in the second half of 2005, due to continued concerns about rising domestic fuel prices and trade deficits. The El Nino-led drought is now taking a toll on the Thai petrochemical sector, in terms of potential water shortage at the two reservoirs supplying water to the petrochemical complex in the Rayong province. We believe that weakening demand under a cost-push inflation scenario will eat into corporate margins in the second half of 2005.
Second quarter 2005 GDP growth of 4.2% to 4.5% year-on-year ("YoY") is expected. Adjusted seasonally, GDP growth is expected to show a 1.0% to 1.4% rise quarter-on-quarter ("QoQ") in the second quarter of 2005. Data for April and May indicates that the industrial sector is supporting GDP growth with services adding to growth slightly. However, the agricultural sector is pulling growth down.
Our conclusions are drawn from three indicators: the major crop index, the Manufacturing Production
Index ("MPI") and tourist arrivals. The major crop index was down 5.6% YoY, but the MPI rose 7%
YoY and tourist numbers rose 0.6% YoY. In view of the fact that the industrial sector contributes 39% of GDP and the agricultural sector only 9%, we believe that the 7% rise in the MPI YoY is a strong indicator that in the second quarter of 2005 GDP will come out stronger than the first quarter of 2005's 3.3% YoY, particularly in view of the strong correlation (91%) of the MPI to GDP growth.
The stronger MPI in April and May was not followed by stronger demand-side indicators. The
Private Consumption Index was up only 0.2% YoY and export volume ticked up only 0.7% YoY. We therefore believe that the industrial sector is piling up inventories. Lacking an inventory index from the BoT, we scrutinized inventory index data compiled by the Ministry of Industry and found that the inventory index went up 22% YoY in April and May. In the first quarter of 2005, the National Economic and Social Development Board ("NESDB") data showed that inventory accounted for 5.9% of GDP, much higher than the 2.1% average rate seen in each of the first two quarters in 1998 through 2004. The higher inventories in April and May could slow production figures in the second half of 2005, as producers may prefer running down inventories to producing more goods if demand slows.
We see a greater chance of an interest rate increase on July
20.  In the presence of higher inflation
expected in coming months (June CPI = 3.8%; first half of 2005 = 3.2%), the strong MPI figures in the presence of a high current account deficit will have a negative implication on the 14-day repo rate at the Monetary Policy Committee's ("MPC") meeting on July 20, as it will provide reason for the MPC to raise the repo rate, by an expected 0.25% to 2.75%. This is following the 0.25% increase in the U.S. Fed
Funds rate to 3.25% at the end of June.
Mega projects may be delayed. The Ministry of Commerce expects a trade deficit of
US$8.2 billion for 2005 (five month 2005 deficit = US$6.3 billion), indicating the Ministry is expecting a deficit of US$280 million per month on average during July through December. It expects a US$6 billion surplus in the net services account (five month 2005 estimate = +US$2.2 billion), giving a current account deficit of US$2 billion for 2005 (five month 2005 estimate = -US$4.4 billion). Meanwhile, the BoT expects a deficit in the current account after taking into consideration the government's mega projects of US$3.1 billion or 1.8% of GDP in 2005, which will then rise to US$6.7 billion or 3% of GDP on average during 2006-2009. This suggests that the BoT will decrease its GDP forecast for 2005 to 3.5% to 4.5%, and we also feel that in the end the government will have to put off at least some of the mega projects, as going ahead with them would put the current account deficit beyond the government's self-imposed 2% ceiling.
Thailand: Infrastructure Investments (Bt bn)

2005
2006
2007
2008
2009
2005-2009
% of total
Mass Transit
1
47
98
144
134
423
25%
Transport and Communications
35
48
81
80
84
329
19%
Residential
15
54
64
57
23
214
13%
Water Resources
-
38
54
54
54
200
12%
Education
0
14
27
27
27
96
6%
Public Health
2
12
29
27
26
96
6%
Other
15
42
73
96
116
342
20%
Total
67
255
426
485
464
1,701
100%

Source: Ministry of Finance
Thai Stock Market Overview & Outlook
In the first quarter of 2005, the SET Index generally continued with its upward momentum from the last two months of 2004, fed by investor optimism about the national election results in early February
2005. The positive momentum was further supported by an influx of foreign funds. The Index started at
668.10 and peaked on February 28, 2005 during intra-day trading, and reached the peak at 746.10 or about 10.76% before giving up its gains to fall below the 700-point psychological support level in mid-
March due to profit-taking. The Index declined to end the first quarter at 680.30 points or an increase of 2.0%. In the second quarter of 2005, the SET Index moved sideways in the 660 to 690 range with moderate trading volume at Baht 19,000 million per day, compare to Baht 16,000 million per day in the previous quarter. At the end of the quarter, the SET Index ended at 675.50, down 4.8 points or 0.70%.
Mainly, the market was stagnant because of the increasing oil prices. Thus, investors appeared to be waiting for the oil price impact to listed companys' bottom lines. However, since the Thai stock market is dominated by the energy sector, which counts for 27% of market capital weighting, the impact from high oil prices could transfer to positive earnings in energy-related stocks. In summary, in the first half of 2005, the SET Index moved from 668.10 to 675.50 or an 1.1% increase.
We continue to take an overall bearish view on the Thai stock market in the near term due to a number of negative factors, including continuing high oil prices, rising interest rates, Thailand's worsening trade position, weaker economic growth projections and expectations of a continuing slowdown in corporate earnings growth. We believe that the SET Index will continue to trade in range from 640 to 750 over the next two quarters with reduced trading volume. Stock markets, whether in Thailand or elsewhere, are driven by corporate earnings, short-term earnings and long-term earnings prospects. Short-term earnings probably will not be either positive or negative. Listed companies will have to release their second quarter results by around August
15.  We believe that, on average, most
companies' results will still show earnings growth from the previous year, but an earnings decline from the previous quarter. The fact that costs are increasing faster than selling prices as higher fuel prices are gradually factored into the pricing chain means that there will likely be more full-year earnings down-grades on lower margins than earnings upgrades. In fact, second half corporate earnings prospects do not look very positive, at the moment. Longer-term earnings prospects, at this point, are not clear. Expansion projects initiated over the last couple of years are going through as planned and beginning to contribute to sales growth, but margins and return on investment are falling. We are forecasting average earnings per share ("EPS") growth this year of only 6.3%, down from 74.5% in 2003 and 34.1% in 2004. Due to conservative assumptions for 2006, we are forecasting average EPS growth next year of only 1.6%.
One of the positives that we keep reiterating is that the Thai stock market is cheap at the current
SET Index level of 659.64, with stocks trading on an average of 9.0 times earnings for 2005 and 8.9 times earnings for 2006, as well as dividend yields of 4.25% and 4.43% for this year and next, respectively.
Normally, we are confident in maintaining the level of equity of less than 10 times earnings, or the overall market on an average of under 10 times earnings. The dividend yield argument is still prevalent and should be a supporting factor for the market. However, dividends are paid out of earnings and if earnings are not growing, the dividend payout will not either. At the same time, rising deposit interest rates make holding stocks for the dividend yield relatively less attractive. Over the last month, seven banks announced interest rate increases and we believe that additional rate hikes of about 50 basis points within the next six months are likely.
On another positive note, foreigners have returned to the Thai stock market, with net purchases of Bt16.7 billion in June and Bt6.4 billion in July (as of July
27). This brings total net purchases for 2005 year-to-date to Bt82.3 billion. We believe that this is due to net buying within the Southeast Asia region.
As of July 27, South Korea's stock market was the best performer in the region, up 22% year-to-date, followed by Jakarta (+17.8%) and Singapore (+13%). By contrast, the Thai market was the worst regional performer, down 0.4%.
Performance Evaluation
As of June 30, 2005, the Fund had net assets of US$26.5 million, representing a net asset value per share of US$8.43. Of this amount, Thai equity securities accounted for 92.92%; the remainder was in cash, bank deposits and promissory notes.
For the first half of 2005, portfolio performance was 1.11% compared to the SET Index's 1.10%, or in line with the market. Generally, the portfolio structure has a beta of around 1.0x compared to the benchmark and the cash position ranges around 5-9% of assets. Since our market view for the second half of the year is sideways in a range of 640-750, our strategy is to hold the current position and reduce equity around the upper band of the range and switch to low beta stocks. The energy sector is still the favorite among the domestic sectors. Also, we will avoid cyclical stocks such as the petrochemical and commodity sectors in order to reduce portfolio volatility. Portfolio Management
Effective January 1, 2005, Mr. Thanakorn Phanphruk replaced Mr. Cholathee Pornrojnangkool as the Fund's portfolio manager. SCB Asset Management Co., Ltd. has employed Mr. Phanphruk as an equity fund manager since 1995. Previously, Mr. Phanphruk was an assistant fund manager for The
Mutual Fund Public Company Limited and an investment analyst at Siam Commercial Bank Public
Company Limited. He has fourteen years of investment experience.
Finally, the Fund's management would like to express its sincere thanks to all shareholders for their continued support and participation.
Sincerely,
IKUO MORI
Chairman of the Board
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
THAI COMMON STOCKS AND WARRANTS-92.92%
COMMON STOCKS-92.15%
Shares

Value
Agribusiness-1.30%


3,338,000
Charoen Pokphan Foods Public Co., Ltd
$343,439
Automotive-1.46%


100,150
Aapico Hitech Public Co, ltd
82,020
100,000
Thai Rung Union Car Co., Ltd
17,107
93,800
Thai Stanley Electric Public Co., Ltd.
286,794


385,921
Banks-22.43%


1,000,900
Bangkok Bank Public Co., Ltd.
2,453,067
1,058,800
Bank of Ayudhya Public Co., Ltd.*
316,021
899,200
Kasikornbank Co., Ltd.
1,200,097
4,031,100
Krung Thai Bank Co., Ltd.
909,712
428,000
Siam City Bank Public Co., Ltd.
258,607
8,005,439
Thai Military Bank Public Co., Ltd.*
796,464


5,933,968
Building
Materials-8.98%


4,549,000
Sahaviriya Steel Industries Public Co., Ltd.
211,941
391,000
The Siam Cement Public Co., Ltd.
2,163,261


2,375,202
Commerce-1.28%


304,600
BIG C Supercenter Public Co., Ltd.
$178,872
567,000
C.P. 7-Eleven Public Co., Ltd.
77,737
55,500
Siam Makro Public Co., Ltd.
82,826


339,435
Communication-
14.57%


698,500
Advanced Info Service Public Co., Ltd.
1,661,077
1,101,200
Samart Corp. Public Co., Ltd.*
168,347
1,239,700
Shin Corporations Public Co., Ltd.
1,128,094
836,400
Shin Satellite Public Co., Ltd.*
320,677
517,000
True Corp Public Co., Ltd.*
130,473
394,400
United Communication Industry Public Co., Ltd.*
447,421


3,856,089
Electronic
Components-0.31%


700,000
KCE Electronics Public Co., Ltd.
83,232
Energy-24.48%


205,400
Electricity Generating Public Co., Ltd.
393,754
144,200
PTT Exploration and Production Public Co., Ltd.
1,343,674
645,000
PTT Public Co., Ltd.
3,412,036
605,200
Ratchaburi Electricity Generating Holding Public Co., Ltd.
594,773
Energy (Concluded)


475,000
Thai Oil Public Co., Ltd.
$731,922


6,476,159
Entertainment and
Recreation-1.03%


74,100
GMM Media Public Co., Ltd.
21,937
373,800
ITV Public Co., Ltd.*
99,777
272,777
United Broadcasting Corp. Public Co., Ltd.*
150,918


272,632
Finance and Securities-
1.93%


646,000
Asia Plus Securities Public Co., Ltd.
78,066
219,800
Phatra Secrities Public Co., Ltd.*
157,343
455,500
TISCO Finance Public Co., Ltd.
276,329


511,738
Household Goods-
0.32%


102,700
Modernform Group Public Co., Ltd.
85,978
Mining-0.78%


683,800
Padaeng Industry Public Co., Ltd.
207,413
Petrochemicals-1.29%


40,000
Thai Olefins Public Co., Ltd.
55,812
227,800
The Aromatics (Thailand) Public Co. Ltd.
284,681


340,493
Printing & Publishing-
3.23%


3,451,579
Amarin Printing and Publishing Public Co., Ltd.
854,310
Property Development-
2.06%


1,060,000
Italian-Thai Development Public Co., Ltd.
$254,644
540,700
Noble Development Public Co., Ltd.
55,107
1,104,000
Sammakorn Public Co., Ltd.
60,009
705,000
SinoThai Engineering and Construction Public Co., Ltd.
183,050


543,810
Retail Food-1.14%


70,000
S&P Syndicate Public Co., Ltd.
38,898
138,000
Serm Suk Public Co., Ltd.
67,644
290,900
Thai Union Frozen Products Public Co., Ltd.
194,122


300,664
Transportation-5.56%


1,145,300
Bangkok Expressway Public Co., Ltd.
722,587
448,100
Precious Shipping Public Co., Ltd.
464,845
167,300
Thai Airways International Public Co., Ltd.
161,373
149,000
Thoresen Thai Agencies Public Co., Ltd.
122,931


1,471,736
Total Common Stocks


(Cost-$15,996,400)

24,382,219
WARRANTS-0.77%
Household Goods-
0.00%


10,270
Modernform Group Public Co., Ltd., expires 12/1/07*
$646
Property Development-
0.73%


1,331,400
Land and House Public Co., Ltd., expires 9/2/08*
176,077
165,850
SinoThia Engineering & Construction Public Co., Ltd., expires
4/18/08*
17,386


193,463
Utilities-0.04%


796,960
Eastern Water Resourses Development & Management Public Co.,
Ltd., expires 11/28/07*
10,056
Total Warrants


(Cost-$13,003)

204,165
Total Thai Common and
Warrants


(Cost-$16,009,403)

24,586,384
SHORT TERM INVESTMENTS-1.09%



U.S. DOLLAR TIME
DEPOSIT-0.15%


$39
Bank of New York, 0.05%, due 7/1/05
$38,916
U.S. TREASURY
BILL-0.94%


250
U.S. Tresury Bill, 2.88%, due 7/28/05
249,471
Total Short-Term
Investments


(Cost-$287,134)

288,387
Total Investments-
94.01%


(Cost-$16,296,537)

24,874,771
Other assets less
liabilities-5.99%

1,584,766
NET ASSETS
(Applicable to 3,139,500
shares of capital stock
outstanding; equivalent to
$8.43 per share)-
100.00%

$26,459,537

* Non-income producing Securities

EQUITY CLASSIFICATIONS HELD
June 30, 2005 (unaudited)
Industry
Percent of Net Assets
Energy
24.48%
Banks
22.43
Communication
14.57
Building Materials
9.98
Transportation
5.56
Printing & Publishing
3.23
Property Development**
2.79
Finance & Securities
1.93
Automotive
1.46
Agribusiness
1.30
Petrochemicals
1.29
Commerce
1.28
Retail Food
1.14
Entertainment & Recreation
1.03
Mining
0.73
Household Goods**
0.32
Electronic Components
0.31
Utilities**
0.04

**	Include the value of warrants.

TEN LARGEST EQUITY POSITIONS HELD
June 30, 2005 (unaudited)
Issue
Percent of Net Assets
PTT Public Co., Ltd.
12.90%
Bangkok Bank Public Co., Ltd.
9.27
The Siam Cement Public Co., Ltd.
8.18
Advanced Info Service Public Co., Ltd.
6.28
PTT Exploration and Production Public Co., Ltd.
5.08
Kasikornbank Public Co., Ltd.
4.54
Shin Corporations Public Co., Ltd.
4.26
Krung Thai Bank Public Co., Ltd.
3.44
Amarin Printing and Publishing Public Co., Ltd.
3.23
Thai Military Bank Public Co., Ltd.
3.01

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)
Assets

Investment in securities, at value (cost-$16,296,537)
	$	24,874,771
Cash denominated in foreign currency (cost-$1,521,890).
1,498,902
Receivable for securities sold
430,855
Interest and dividends receivable
9,559
Prepaid expenses
20,432
Total assets
26,834,519
Liabilities

Payable for securities purchased
240,528
Accrued Thai tax provision
42,132
Payable for advisory fees
4,421
Payable for other affiliates
9,941
Accrued expenses and other liabilities
77,960
Total liabilities
374,982
Net Assets

Capital stock, $0.01 par value per share; total 100,000,000 shares authorized;

3,139,500 shares issued and outstanding
31,395
Paid-in capital in excess of par value
61,494,187
Accumulated net investment income
423,268
Accumulated net realized loss on investments and foreign
currency transactions
(44,044,897)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency
8,555,584
Net assets applicable to shares outstanding
	$	26,459,537
Net Asset Value Per Share
	$	8.43

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2005 (unaudited)
Investment income:

Dividends
$ 748,411
Interest
5,466
Total investment income
753,877
Expenses:

Investment advisory fee
84,671
Investment management fee
84,336
Administration fee and expenses
76,838
Legal fees and expenses
48,179
Audit and tax services
31,737
Reports and notices to shareholders
22,194
Custodian fees and expenses
17,272
Directors' fees and expenses
14,876
Insurance expense
6,960
Transfer agency fee and expenses
5,703
Other
19,798
Total expenses before expense waivers
412,564
Less waiver of:

Administration fee
(25,000)
Investment advisory fee
(56,447)
Net expenses
331,117
Net investment income before taxes
422,760
Provision for Thai tax applicable to net investment income
43,574
Net investment income
379,186
Realized and unrealized gains from investment activities and foreign currency transactions:

Net realized gains on investments
2,688,130
Net realized foreign currency transaction losses
(121,899)
Net change in unrealized appreciation (depreciation) on
equity investments
(4,321,425)
Net change in unrealized appreciation (depreciation) on translation of short-term investments and other assets and liabilities denominated in
foreign currency
(52,136)
Net realized and unrealized losses from investment activities and foreign currency transactions
(1,807,330)
Net decrease in net assets resulting from operations
$(1,428,14)

See accompanying notes to financial statements
STATEMENT OF CHANGES IN NET ASSETS

For the Six
Months
Ended June
30, 2005
(unaudited)
For the
Year
Ended
December
31, 2004
Increase (decrease) in net assets from operations:


Net investment income
$ 379,186
$ 167,018
Net realized gain (loss) on:


Investments
2,688,130
326,411
Foreign currency transactions
(121,899)
4,627
Net change in unrealized appreciation (depreciation) on:


Investments in equity securities
(4,321,425)
(2,697,284)
Translation of short-term investments and other assets and liabilities denominated in foreign currency
(52,136)
1,318
Net decrease in net assets resulting from operations
(1,428,144)
(2,197,910)
Dividends and distributions to shareholders from:


Net investment income
-
(125,577)
From capital stock transactions:


Sale of capital stock resulting from reinvestment of
dividends
676
1,101
Net decrease in net assets
(1,427,468)
(2,322,386)
Net assets:


Beginning of period.
27,887,005
30,209,391
End of period (including undistributed net investment income of


$423,268 and $44,082, respectively)
$26,459,537
$27,887,005

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Thai Capital Fund, Inc. (the "Fund") was incorporated in Maryland on March 14, 1990 and commenced operations on May 30, 1990. It is registered with the U.S. Securities and Exchange
Commission as a non-diversified, closed-end management investment company.
The Fund makes its investments in Thailand through a wholly-owned Investment Plan pursuant to a contract with SCB Asset Management Co., Ltd. (the "Manager"). The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Investment Plan and the Fund.
The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.
Valuation of Investments-Securities listed on the Securities Exchange of Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices. In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
Tax Status-It is the Fund's intention to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for U.S. federal income or excise taxes is required in the financial statements. Remittances from the Investment Plan to the Fund are subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Investment Plan's net income and net realized gains on the sale of securities. The Fund records a provision for such taxes based upon the Investment Plan's overall net increase in net assets resulting from operations determined by reference to the Baht, except that there is currently no provision required for the component of the net increase in net assets relating to capital gains, if any, because the Fund intends to utilize its U.S. tax loss carryforward available to offset any such gains. Remittances for the payment of expenses are not subject to a Thai withholding tax.
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Foreign Currency Translation-The books and records of the Fund are maintained in U.S.
dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period;
and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.
Investment Transactions and Investment Income-Securities transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.
Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Investment Manager and Investment Adviser
The Manager acts as the investment manager of the Investment Plan pursuant to the Investment
Contract. The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan. For its management services, the Manager receives a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's average net assets. At June 30, 2005, the Fund owed the Manager $14,850. In addition, as permitted by the Investment Contract, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund.
During the six months ended June 30, 2005, no such expenses were paid to the Manager.
Under the International Investment Advisory Agreement, Daiwa SB Investments (H.K.) Ltd.
("the Adviser") provides general and specific investment advice to the Manager with respect to the Fund's assets held through the Investment Plan, but the Manager makes the ultimate decisions regarding investments. In addition, the Adviser manages the Fund's assets held outside the Investment Plan. The
Fund pays to the Adviser a fee, which accrues weekly and is payable monthly in U.S. Dollars, at an annual rate equal to 0.60% of the Fund's average net assets. In addition, as permitted by the Advisory
Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended June 30, 2005, no such expenses were paid to the Adviser. The Adviser has voluntarily decreased its fee to 0.20% of the Fund's average net assets for the fiscal year ended
December 31, 2005. At June 30, 2005, the Fund owed the Adviser $4,421, net of waivers.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000. DSTC has voluntarily decreased its minimum annual administration fee to $100,000 for the year ended
December 31, 2005. In addition, as permitted by the Administration Agreement, the Fund reimburses
DSTC for its out-of-pocket expenses related to the Fund. During the six months ended June 30, 2005, expenses of $1,838 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's U.S. assets. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. During the six months ended June 30, 2005, DSTC earned $2,859, as compensation for its custodial services to the Fund.
At June 30, 2005, the Fund owed $8,333, $1,167 and $441 to
DSTC for administration,
compliance and custodian fees, respectively.
The Fund paid or accrued $47,902 for the six months ended June 30, 2005 for legal services in conjunction with the Fund's ongoing operations provided by the Fund's law firm, Clifford Chance US
LLP, of which the Fund's Assistant Secretary is a partner. Investments in Securities and Federal Income Tax Matters During the six months ended June 30, 2005, the Fund made purchases of $9,896,330 and sales of $10,026,463 of investment securities, excluding short-term investments. The aggregate cost of investments at June 30, 2005 for federal income tax purposes was substantially the same as the cost of securities for financial statement purposes. At June 30, 2005, net unrealized appreciation, excluding short-term securities aggregated $8,576,981 of which $10,074,561 related to appreciated securities and $1,497,580 related to depreciated securities.
At December 31, 2004, the Fund had a remaining capital loss carryover of $46,611,127, of which
$7,116,392 expires in the year 2005, $24,330,001 expires in
the year 2006, $6,364,433 expires in the year
2007, $5,797,861 expires in the year 2008, $2,320,539 expires in the year 2009 and $681,901 expires in the year 2010 available to offset future net capital gains. Concentration of Risk
The Fund's investments in Thailand involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.
The currency transactions of the Fund and the Investment Plan are subject to Thai foreign exchange control regulations. Remittances from the Plan require the approval of the Exchange Control
Officer of the Bank of Thailand. There can be no assurance that approval of remittances from the Plan will be granted in a timely fashion or at all.
The economic difficulties experienced in Thailand have had an impact on the banking industry.
All of the Fund's investments are held in Thailand through a subcustodial arrangement with Bangkok
Bank Public Company Limited (the "subcustodian") and the Fund's securities in turn are being held by the Thailand Securities Depository Company in book-entry form. In the event of failure of the subcustodian, legal counsel has informed the Fund that the Fund would be able to recover all of its securities held by the subcustodian. The Fund's ability to enter into investment transactions pertaining to such securities may be effectively restricted for the period of time required to resolve the Fund's claim to recover such securities.
Capital Stock
There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended June 30, 2005, 72 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 3,139,500 shares outstanding at June 30, 2005,
Daiwa Securities America Inc., a lead underwriter of the Fund and an affiliate of both the Adviser and DSTC, owns 8,763 shares.
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding during each period is presented below:

For the Six
Months
Ended
June 30,
2005
For the Years Ended December 31,

(unaudited)
2004
2003
2002
2001
2000
Net asset value, beginning of period
	$	8.88
	$	9.62
	$	4.34
	$	3.42
	$	3.36
	$	7.22
Net investment income (loss)
0.12 *
0.05 *
0.03 *
(0.09)
(0.16) *
(0.18) *
Net realized and unrealized gains (losses)
on investments and foreign
currency transactions
(0.57)
(0.75)
5.31
1.01
0.22 *
(3.68) *
Net increase (decrease) in net asset value
resulting from operations
(0.45)
(0.70)
5.34
0.92
0.06
(3.86)
Less: dividends and distributions to
shareholders






Net investment income
-
(0.04)
(0.06)
-
-
-
Net asset value, end of period
	$	8.43
	$	8.88
	$	9.62
	$	4.34
	$	3.42
	$ 	.36
Per share market value, end of period
	$	8.890
	$ 	8.490
	$	9.250
	$	3.970
	$	2.800
	$	3.250
Total investment return:






Based on market price at beginning and
end of period, assuming reinvestment of
dividends
5.15%
(7.40)%
134.56%
41.79%
(13.85)%
(66.67)%
Based on net asset value at beginning and
end of period, assuming reinvestment of
dividends
(4.67)%
(6.89)%
123.09%
26.90%
1.79%
(53.46)%
Ratios and supplemental data:






Net assets, end of period
(in millions)
	$ 	26.5
	$	27.9
	$	30.2
	$	13.6
	$	10.7
	$	10.5
Ratios to average net assets of:






Net expenses, excluding Thai taxes
applicable to net investment income
2.35%**
2.26%
2.63%
4.29%
5.98%
4.73%
Net expenses, including Thai taxes applicable
to net investment income
2.66%**
2.32%
2.74%
4.29%
6.43%
5.11%
Gross expenses, excluding waiver of
Administration and Advisory fee and
including Thai taxes applicable to net
investment income
2.93%**
2.85%
3.31%
4.98%
7.09%
5.66%
Net investment income (loss)
2.69%**
0.63%
0.62%
(2.20)%
(4.77)%
(4.03)%
Portfolio turnover
38.66%
11.21%
11.86%
14.62%
20.85%
45.46%

+	Per share values are adjusted to reflect the one-for-two
reverse stock split effective August 5, 2002.
*	After provision for Thai taxes. **Annualized.
**	Annualized


RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)
On June 2, 2005, the Annual Meeting of Stockholders of The Thai Capital Fund, Inc. (the
"Fund") was held and the following matter was voted upon and passed.
(1)	Election of two Class II Directors to the Board of
Directors of the Fund to serve for a
term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2008.
Number of Shares/Votes
Class II
Voted For
Proxy AuthorityWithheld
Austin C. Dowling
1,700,486
420,036
Oren G. Shaffer
1,702,114
418,409

In addition to the Directors re-elected at the Meeting, Martin J. Gruber, David G. Harmer and
Ikuo Mori were the other members of the Board who continued to serve as Directors of the Fund.
(2)	At the adjourned Meeting of Stockholders held on July
14, 2005, the proposal to increase
the management fee was not approved because the required number of votes was not obtained.
Voted For
Voted Against
Abstentions
895,516
525,945
74,802

AN IMPORTANT NOTICE CONCERNING OUR PRIVACY POLICY
This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others.
In this Privacy Notice, the terms "we," "our" and "us" refer to the Fund. The term "you" in this Privacy
Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).
In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:
?	Applications and other forms you submit to us.
?	Dealings and transactions with us or others.
We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.
We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND
MANAGEMENT AGREEMENTS
Nature, Extent and Quality of Services
At a Meeting of the Board of Directors of The Thai Capital Fund, Inc. held on June 2, 2005, the
Board reviewed and considered the nature and extent of the investment advisory services provided by
Daiwa SB Investments (HK) Ltd. (the "Investment Adviser") under the Advisory Agreement and SCB
Asset Management Co., Ltd. (the "Investment Manager" and, together with the Investment Adviser, the "Advisers") under the Investment Management Agreement. The Board reviewed and considered the qualifications of the portfolio manager, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory services to the Fund. The Board determined that the portfolio manager and key personnel of the Investment Manager are qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also reviewed the services provided to the Fund by the Investment Adviser and the personnel of the Investment Adviser who provide those services. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory services was satisfactory.
Performance Relative to the Fund's Benchmark
The Board reviewed the Fund's performance for the last one-, three- and five-year periods, as well as for the last 20 quarters, as provided in the materials distributed to the Board prior to the Meeting, compared to the Fund's benchmark, the Stock Exchange of Thailand Index. The Board noted that the
Fund's performance for the last one- and three-year periods was higher than the Fund's benchmark, and was only slightly lower for the five-year period. The Board further noted that, for the last 20 quarters, the Fund's performance varied as compared to the benchmark, however, the Fund generally performed in line with the benchmark. The Board concluded that the Fund's overall performance was competitive with that of its benchmark.
Fees Relative to Other Funds Advised by the Advisers
The Board reviewed the advisory fee paid by the Fund under the Advisory Agreement and the
Investment Management Agreement (together, the "advisory fee"). The Board also reviewed information showing the advisory fees paid by other funds managed by each of the Advisers as compared to the advisory fee paid by the Fund. The Board noted that while the Investment Manager does not manage any other U.S. registered funds, it does advise approximately 18 other closed- and open-end funds with advisory fees with only one fund with an advisory fee lower than the Fund. The Board further noted that the Investment Adviser does not advise any other closed-end funds that would provide an appropriate comparison to the Fund's advisory fee. The Board concluded that the advisory fee paid by the Fund was appropriate as compared to other funds advised by the Advisers.
Fees and Expenses Relative to Comparable Funds Managed by
Other Advisers
The Board considered the advisory fees paid by the other funds in the Fund Complex, The Japan
Equity Fund, Inc. and The Singapore Fund, Inc., as compared to the advisory fee paid to the Fund's
Advisers. While The Japan Equity Fund, Inc. has a lower fee rate and The Singapore Fund, Inc. has a slightly higher fee rate than the Fund, the assets in each fund are more than triple that of the Fund, and thus the actual fee paid to the advisers of those funds is significantly higher. In addition, the Board reviewed the fee paid to the only other U.S. registered closed-end fund investing in Thailand, The Thai
Fund. The Board noted that not only was the advisory fee rate for The Thai Fund significantly higher than for the Fund, but the assets of The Thai Fund were approximately four times that of the Fund resulting in an even higher fee. In addition, the Board examined the advisory fees paid to other closed-end funds investing in a single country. While the fees vary widely, the majority of these fees paid in connection with these country funds were in the 1.00% and higher range, especially for those funds that invested in countries in Asia. The Board concluded that the Fund's advisory fee was competitive with these other country funds. The Board did, however, note that the total expense ratio of the Fund was higher than that of the other funds in the Fund Complex, The Thai Fund and many other country funds.
The Board attributed this higher total expense ratio to the lower net assets of the Fund.
Breakpoints and Economies of Scale
The Board reviewed the structure of the Fund's management fee schedule under the Advisory
Agreement and Investment Management Agreement and noted that it does not include any breakpoints.
The Board considered that the Fund is closed-end and that the Fund's assets are not likely to grow with new sales. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered at the current asset levels.
Profitability of the Advisers
The Board considered and reviewed a profitability report for each of the Advisers for the last year included in the materials previously provided to the Board. Based on their review of the information they received, the Board concluded that the profits earned by each Adviser were not excessive in light of the advisory services provided to the Fund.
Advisers Financially Sound and Financially Capable of Meeting the Fund's Needs
The Board considered whether each of the Advisers is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement and Investment Management
Agreement, to which it is a party. The Board noted that each Adviser's operations remain profitable. The
Board concluded that each of the Advisers has the financial resources necessary to fulfill its obligations under the Advisory Agreement and Investment Management Agreement, to which it is a party.
Historical Relationship Between the Fund and the Advisers
The Board also reviewed and considered the historical relationship between the Fund and the Advisers, including the organizational structure of each of the Advisers, the policies and procedures formulated and adopted by each of the Advisers for managing the Fund's assets and the Board's confidence in the competence and integrity of the senior managers and key personnel of each of the Advisers. The Board concluded that it is beneficial for the Fund to continue its relationship with the Advisers.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by each of the
Advisers and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by each of the Advisers indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.
General Conclusion
After considering and weighing all of the above factors, the Board concluded it would be in the best interests of the Fund and its shareholders to approve renewal of each of the Advisory Agreement and Investment Management Agreement for another year.
BOARD OF DIRECTORS

Ikuo Mori, Chairman

Austin C. Dowling

Martin J. Gruber

David G. Harmer

Oren G. Shaffer

OFFICERS

John J. O'Keefe

Vice President and Treasure

Yuko Uchida

Secretary

Anthony Cambria

Chief Compliance Officer

Leonard B. Mackey, Jr.
Semi-Annual Report
Assistant Secretary
June 30, 2005
ADDRESS OF THE FUND

c/o Daiwa Securities Trust Company

One Evertrust Plaza, 9th Floor

Jersey City, NJ  07302-3051

INVESTMENT MANAGER

SCB Asset Management Co., Ltd.

INVESTMENT ADVISER

Daiwa SB Investments (H.K.) Ltd.

ADMINISTRATOR

Daiwa Securities Trust Company

CUSTODIANS

Bangkok Bank Public Company, Ltd.

(Thai Custodian)

Daiwa Securities Trust Company

(U.S. Custodian)

TRANSFER AGENT AND
REGISTRAR

American Stock Transfer and Trust
Company

LEGAL COUNSEL

Clifford Chance US LLP

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



PricewaterhouseCoopers LLP

Notice is hereby given in accordance with
Section 23(c) of the Investment Company
Act of 1940 that from time to time the
Fund may purchase shares of its common
stock in the open market at prevailing
market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

The financial information included herein is taken from the records of the Fund without examination by the Independent
Registered Public Accounting Firm which
does not express an opinion thereon.


Item 2.  Code of Ethics.
Not applicable for this semi-annual report.
Item 3.  Audit Committee Financial Expert.
Not applicable for this semi-annual report.
Item 4.  Principal Accountant Fees and Services.
Not applicable for this semi-annual report.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for this semi-annual report.
Item 6.  Schedule of Investments.
The Registrant's "Schedule I-Investments in securities of
unaffiliated issuers" (as set forth in 17 CFR
210.12-12) is included in Item 1 of this Form N-CSR.
Item 7.  Disclosure of Proxy Voting Policies and Procedures
for Closed-End Management
Investment Companies.
Not applicable for this semi-annual report.
Item 8.  Portfolio Managers of Closed-End Management
Investment Companies.
Not applicable for this semi-annual report.
Item 9.  Purchase of Equity Securities By Closed-End
Management Investment Company and
Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES
Period
(a)
Total Number of
Shares (or Units)
Purchased
(b)
Average Price
Paid per Share
(or Unit)
(c)
Total Number of
Shares (or Units)
Purchased as Part of
Publicity Announced
Plans or Programs
(d)
Maximum Number (or
Approximate Dollar Value) of
Shares (or Units) that may yet be
Purchased Under the Plans or
Programs
November
0
N/A
0
0
December
0
N/A
0
0
January
0
N/A
0
0
February
0
N/A
0
0
March
0
N/A
0
0
April
0
N/A
0
0
Total
0
N/A
0
0

Item 10.  Submission of Matters to a Vote of Security
Holders.
There have not been any material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or
this Item.
Item 11.  Controls and Procedures.
(a)	The Registrant's principal executive officer and
principal financial officers, based on their
evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the Registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required
disclosure.
(b)	There were no changes in the Registrant's internal
control over financial reporting that occurred
during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)	Any code of ethics, or amendment thereto, that is the
subject of the disclosure required by Item 2,
to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:
Not applicable for this semi-annual report.
(b)	A separate certification for each principal executive
officer and principal financial officer of the
registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)
The Thai Capital Fund, Inc.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe, Vice President and Treasurer
Date: August 25, 2005


Pursuant to the requirements of the Securities Exchange Act
of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
registrant and in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ John J. O'Keefe
John J. O'Keefe, Vice President and Treasurer
Date: August 25, 2005

By (Signature and Title)*
/s/ Ikuo Mori
Ikuo Mori, Chairman
Date: August 25, 2005


*	Print the name and title of each signing officer under
his or her signature.
EXHIBIT 11(b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The Thai
Capital Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or
omit to state a material fact necessary to make the
statements made, in light of the circumstances
under which such statements were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this
report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements
are required to include a statement of
cash flows) of the registrant as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company
Act of 1940) and internal control over financial reporting
(as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:
(a)	designed such disclosure controls and procedures, or
caused such disclosure controls and
procedures to be designed under our supervision, to ensure
that material information
relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being
prepared;
(b)	designed such internal control over financial reporting,
or caused such internal control
over financial reporting to be designed under our
supervision, to provide reasonable
assurance regarding the reliability of financial reporting
and the preparation of financial
statements for external purposes in accordance with generally accepted accounting
principles;
(c)	evaluated the effectiveness of the registrant's
disclosure controls and procedures and
presented in this report our conclusions about the
effectiveness of the disclosure controls
and procedures, as of a date within 90 days prior to the
filing date of this report based on
such evaluation;
(d)	disclosed in this report any change in the registrant's
internal control over financial
reporting that occurred during the second fiscal quarter of
the period covered by this
report that has materially affected, or is reasonably likely to materially affect, the
registrant's internal control over financial reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the
audit committee of the registrant's board of directors (or persons performing the equivalent functions):
(a)	all significant deficiencies and material weaknesses in
the design or operation of internal
control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who
have a significant role in the registrant's internal controls over financial reporting.
Date:  August 25, 2005
/s/ John J. O'Keefe
John J. O'Keefe, Vice President and
Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Ikuo Mori, certify that:
1.	I have reviewed this report on Form N-CSR of The Thai
Capital Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or
omit to state a material fact necessary to make the
statements made, in light of the circumstances
under which such statements were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this
report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements
are required to include a statement of
cash flows) of the registrant as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company
Act of 1940) and internal control over financial reporting
(as defined in Rule 30a-3(d) under the
Investment Company Act of 1940) for the registrant and have:
(a)	designed such disclosure controls and procedures, or
caused such disclosure controls and
procedures to be designed under our supervision, to ensure
that material information
relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being
prepared;
(b)	designed such internal control over financial reporting,
or caused such internal control
over financial reporting to be designed under our
supervision, to provide reasonable
assurance regarding the reliability of financial reporting
and the preparation of financial
statements for external purposes in accordance with generally accepted accounting
principles;
(c)	evaluated the effectiveness of the registrant's
disclosure controls and procedures and
presented in this report our conclusions about the
effectiveness of the disclosure controls
and procedures, as of a date within 90 days prior to the
filing date of this report based on
such evaluation;
(d)	disclosed in this report any change in the registrant's
internal control over financial
reporting that occurred during the second fiscal quarter of
the period covered by this
report that has materially affected, or is reasonably likely to materially affect, the
registrant's internal control over financial reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the
audit committee of the registrant's board of directors (or persons performing the equivalent functions):
(a)	all significant deficiencies and material weaknesses in
the design or operation of internal
control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who
have a significant role in the registrant's internal controls over financial reporting.
Date:  August 25, 2005
/s/ Ikuo Mori
Ikuo Mori, Chairman


CERTIFICATION
PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President and Treasurer of The Thai Capital Fund, Inc. (the "Fund"),
with respect to the Form N-CSR for the period ended October
31, 2004 as filed with the Securities and
Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities
Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the
financial condition and results of operations of the Fund.
Dated:  August 25, 2005
/s/ John J. O'Keefe
John J. O'Keefe
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure
document.
CERTIFICATION
PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Thai Capital Fund, Inc. (the "Fund"), with respect to the
Form N-CSR for the period ended June 30, 2004 as filed with
the Securities and Exchange Commission,
hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-
Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities
Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the
financial condition and results of operations of the Fund.
Dated:  August 25, 2005
/s/ Ikuo Mori
Ikuo Mori
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure
document.
1

36

NYA 747694.1
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NYA 747694.1


The Thai Capital Fund, Inc.